Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2021	$ 182	$ 3,012,481	$ (2,047,878)	$ (8,771)	$ 956,014
Balance (in Shares) at Dec. 31, 2021	65,677
Issuance of shares in connection with stock-based compensation plans	$ 3	152			155
Issuance of shares in connection with stock-based compensation plans (in Shares)	731
Stock-based compensation		8,533			8,533
Comprehensive loss			(20,948)	(1,053)	(22,001)
Balance at Mar. 31, 2022	$ 185	3,021,166	(2,068,826)	(9,824)	942,701
Balance (in Shares) at Mar. 31, 2022	66,408
Balance at Dec. 31, 2022	$ 187	3,048,915	(2,076,852)	(12,818)	959,432
Balance (in Shares) at Dec. 31, 2022	67,086
Issuance of shares in connection with stock-based compensation plans	$ 3	1			4
Issuance of shares in connection with stock-based compensation plans (in Shares)	1,017
Stock-based compensation		8,241			8,241
Comprehensive loss			(22,224)	(990)	(23,214)
Balance at Mar. 31, 2023	$ 190	$ 3,057,157	$ (2,099,076)	$ (13,808)	$ 944,463
Balance (in Shares) at Mar. 31, 2023	68,103